Debt - Additional information (Details)											12 Months Ended
	Aug. 09, 2022 USD ($)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 USD ($) item	Aug. 05, 2022 USD ($) subsidiary	Aug. 05, 2022 USD ($)	Jun. 25, 2021 item	Dec. 17, 2020 USD ($) subsidiary	Dec. 11, 2019 USD ($) subsidiary	Nov. 30, 2018	Oct. 24, 2017 USD ($)	Dec. 31, 2022 item	Dec. 31, 2022 facility	Dec. 31, 2022 USD ($)	Dec. 31, 2022
Number of loan facilities											1	3
Number of vessels with loans | item											19
Debt Instrument, Description of Variable Rate Basis	SOFR plus 3.9%							LIBOR plus 2.4%	LIBOR plus 3.50%
Revolving credit facility drawn down													$ 22,500,000
Revolving credit facility undrawn													158,200,000
Minimum [Member]
Required Minimum Solvency Covenant											30.00%
Required minimum cash and cash equivalents													18,750,000
Cash and Cash Equivalent Percentage														5.00%
Fair market Value Percentage											130.00%
Minimum Net Worth Required													$ 200,000,000
Nordea SEB Joint Bank Facility
Number of vessels with loans						2		8
Line of Credit Facility, Maximum Borrowing Capacity								$ 100,000,000
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount								$ 2.4
Number of days to provide notice for draw down or repayment of debt								5 days
Nordea SEB Joint Bank Facility | Minimum [Member]
Cash and Cash Equivalent Percentage														60.00%
Nordea SEB Revolving Facility
Number of vessels previously financed under lease arrangments | item			6
Number of subsidiaries			12	12
Line of Credit Facility, Maximum Borrowing Capacity		$ 185,500,000	$ 185,500,000	$ 185,500,000	$ 185,500,000			$ 40,000,000
Debt Instrument, Description of Variable Rate Basis		SOFR plus 2.5%
Number of days to provide notice for draw down or repayment of debt		5 days
Old ABN CACIB Joint Bank Facility
Number of subsidiaries | subsidiary								4
Line of Credit Facility, Maximum Borrowing Capacity								$ 61,500,000
Debt Instrument, Basis Spread on Variable Rate								2.40%
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 2.4%
ABN CACIB Joint Bank Facility
Number of vessels with loans | item			7
Number of vessels previously financed under lease arrangments | item			3
Number of subsidiaries | subsidiary				7
Debt Instrument, Basis Spread on Variable Rate					2.50%
Debt Instrument, Description of Variable Rate Basis		SOFR plus 2.5%
Revolving credit facility drawn down		$ 108,000,000	$ 108,000,000	$ 108,000,000	$ 108,000,000
Old ABN AMRO Revolving Facility
Debt Instrument, Basis Spread on Variable Rate										3.90%
Debt Instrument, Description of Variable Rate Basis										LIBOR plus 3.9%
Revolving credit facility drawn down										$ 15,000,000
ABN AMRO Revolving Facility
Debt Instrument, Basis Spread on Variable Rate	3.90%
Revolving credit facility drawn down	$ 15,000,000
IYO Bank Facility
Number of subsidiaries | subsidiary							1
Line of Credit Facility, Maximum Borrowing Capacity							$ 10,000,000.0
IYO Bank Facility | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate							2.25%
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 2.25%